Offerings - Offering: 1	Jan. 21, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	223,334
Proposed Maximum Offering Price per Unit | $ / shares	2.84
Maximum Aggregate Offering Price	$ 634,268.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 87.60
Offering Note	This registration statement on Form S-8 covers an aggregate of (i) 223,334 shares (the “Shares”) of common stock, par value $0.001 per share (the “Common Stock”), of Co-Diagnostics, Inc. (the “Registrant”), reserved for issuance pursuant to the Co-Diagnostics, Inc. 2025 Equity Incentive Plan (the “Incentive Plan”), which was approved by shareholders on May 28, 2025, and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that become issuable under the Incentive Plan by reason of any stock dividend, stock split, or other similar transaction.Represents unissued shares of Common Stock that may be issuable in the future pursuant to the PlanPursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $2.84 which is the average of the final bid and ask prices of shares of the Registrant’s Common Stock on the OTC Pink Open Market on January 16, 2026.